Bank Loans - Schedule of Outstanding Balance of Banking Facilities (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Mar. 31, 2025
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Bank Loans		$ 51,998,336	$ 11,921,224
Bank Loans, current		16,896,727	10,500,085
Bank Loans, non-current		$ 35,101,609	1,421,139
United Overseas Bank Limited (UOB) [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		July 2025 (Repaid in July 2025)
Interest rate		2.50%
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company, and GCL BVI.
Bank Loans			209,633
United Overseas Bank Limited (“UOB”) One [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		December 2025 to February 2026
Collateral/Guarantee		None
Bank Loans		$ 1,155,457
Citi Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		October 2025 to December 2025 (Repaid in December 2025)
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank
Bank Loans		$ 2,684,133	2,738,728
HSBC Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		August 2025 to February 2026
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank
Bank Loans		$ 5,377,057	6,015,053
HSBC Bank One [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date	[1]	May 2030
Interest rate	[1]
Collateral/Guarantee	[1]	Personal Guarantee by GCL Global Holdings Ltd. Collateral by fixed deposit in bank
Bank Loans	[1]	$ 38,776,858
HSBC Bank Two [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		August 2025 to February 2026
Collateral/Guarantee		$365,589 is Guaranteed by Ban Leong
Bank Loans		$ 1,502,439
HSBC Loan [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date	[2]	March 2025 to February 2027
Interest rate	[2]	6.33%
Collateral/Guarantee	[2]	Personal Guarantee by Choo See Wee, the Chairman of the Company.
Bank Loans	[2]	$ 2,125,000	2,875,000
DBS Bank Ltd [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		January 2026
Interest rate		2.65%
Collateral/Guarantee		None
Bank Loans		$ 310,006
DBS Bank Ltd One [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		May 2027
Interest rate		6.88%
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company, and Tan Jian Hao, the CEO of Titan Digital
Bank Loans		$ 67,386	$ 82,810
Minimum [Member] | United Overseas Bank Limited (“UOB”) One [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		2.13%
Minimum [Member] | Citi Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		3.40%
Minimum [Member] | HSBC Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		2.99%
Minimum [Member] | HSBC Bank One [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate	[1]	3.74%
Minimum [Member] | HSBC Bank Two [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		2.15%
Minimum [Member] | HSBC Loan [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate	[2]
Maximum [Member] | United Overseas Bank Limited (“UOB”) One [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		2.21%
Maximum [Member] | Citi Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		6.14%
Maximum [Member] | HSBC Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		5.77%
Maximum [Member] | HSBC Bank One [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate	[1]	4.25%
Maximum [Member] | HSBC Bank Two [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		4.18%
Maximum [Member] | HSBC Loan [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate	[2]

[1]	Acquisition of Ban Leong (see Note 4) was financed through a secured term loan facility with The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) and the Company’s cash on hand. The HSBC term loan facility is secured by all assets of GCL Global SG, has a tenure of five years, bears a floating interest rate ranging from 2.5% to 7.5%, and requires quarterly repayments, with the final installment due in May 2030. In addition, the Company incurred aggregate structuring fees of $593,297, which the Company determined to be debt issuance costs to be recorded as a reduction of the loan balance. These costs are amortized over the term of the loan facility using the effective interest method. As of September 30, 2025, the unamortized debt issuance costs related to the HSBC term loan facility amounted to $550,468.
[2]	From October 2025 to the date of the issuance of these unaudited condensed consolidated financial statements, the Company obtained long term bank loans from HSBC Bank for an aggregate total of approximately $2.7 million to be due starting from February 2027. These bank loans bear interest rates per annum from 2.99% to 5.71%.